Acquisitions	12 Months Ended
Sep. 27, 2013
Business Combinations [Abstract]
Acquisitions
Acquisitions
Acquisitions
During the year ended September 27, 2013, total consideration for acquisitions included in continuing operations was $257 million, which was comprised of $229 million cash paid, net of cash acquired of $9 million, and $28 million of consideration that is primarily contingent on the successful transfer of a business license in China to Tyco. Cash paid for acquisitions primarily related to the acquisition of Exacq Technologies ("Exacq") on July 26, 2013 by the Company's Global Products segment. Exacq is a developer of open architecture video management systems for security and surveillance applications. Cash paid for Exacq totaled approximately $148 million, net of cash acquired of $2 million. The balance of the acquisitions for the year ended September 27, 2013 were included within the Company's NA Installation & Services and ROW Installation & Services segments, none of which were material individually or in the aggregate.
During the year ended September 28, 2012, cash paid for acquisitions included in continuing operations totaled $217 million, net of cash acquired of $17 million, which primarily related to the acquisition of Visonic Ltd. ("Visonic") on December 6, 2011. Visonic is a global developer and manufacturer of electronic security systems and components. Cash paid for Visonic totaled approximately $94 million, net of cash acquired of $5 million by the Company's Global Products segment. The balance of the acquisitions for the year ended September 28, 2012, were included within the Company's NA and ROW Installation & Services and Global Products segments, none of which were material individually or in the aggregate.
The Company recorded redeemable noncontrolling interest of $12 million related to an acquisition in the second quarter of 2012. Net loss and adjustments related to changes in the redemption value were immaterial during the years ended September 27, 2013 and September 28, 2012. The Company's redeemable noncontrolling interest balance was $12 million as of both September 27, 2013 and September 28, 2012.
During the year ended September 30, 2011, cash paid for acquisitions included in continuing operations totaled $353 million, net of cash acquired of $3 million, which primarily related to the acquisitions of Oceania Capital Partners Limited's Signature Security Group ("Signature Security") and Chemguard Inc. ("Chemguard"). Signature Security is focused on providing electronic security to the small business and residential markets in Australia and New Zealand and was acquired on April 29, 2011. Cash paid for Signature Security totaled approximately $184 million, net of cash acquired of $2 million by the Company's ROW Installation & Services segment. On September 1, 2011, the Company's Global Products segment completed the acquisition of Chemguard for approximately $130 million in cash, net of cash acquired of $1 million. Chemguard is a provider of firefighting foam concentrates and equipment, foam systems, services and specialty chemicals. The balance of the acquisitions for the year ended September 30, 2011, were included within the Company's NA and ROW Installation & Services and Global Products segments, none of which were material individually or in the aggregate.
Acquisition and Integration Related Costs
Acquisition and integration costs are expensed as incurred. During the years ended September 27, 2013, September 28, 2012 and September 30, 2011, the Company incurred acquisition and integration costs of $4 million, $9 million, and $5 million, respectively. Such costs are recorded in Selling, general and administrative expenses in the Company's Consolidated Statements of Operations.